SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2012
SHAREHOLDERS' EQUITY

11. SHAREHOLDERS’ EQUITY

Common Stock

Common stock and Class B common stock share equally in earnings and are identical in most other respects except (i) Common stock is entitled to one vote on most matters and each share of Class B common stock is entitled to ten votes; (ii) shareholders of Common stock are entitled to elect 25% of the Board of Directors (rounded up to the nearest whole number) and Class B shareholders are entitled to elect the balance of the Board of Directors; (iii) cash dividends may be paid on Common stock without paying a cash dividend on Class B common stock and no cash dividend may be paid on Class B common stock unless at least an equal cash dividend is paid on Common stock and (iv) Class B common stock is convertible at any time into Common stock on a one-for-one basis at the option of the shareholder.

Preferred Stock

We are authorized to issue preferred stock with such designation, rights and preferences as may be determined from time to time by our Board of Directors. Accordingly, the Board of Directors is empowered, without shareholder approval, to issue preferred stock with dividend, liquidation, conversion, voting or other rights which could adversely affect the voting power or other rights of the holders of our Common stock and Class B common stock and, in certain instances, could adversely affect the market price of this stock. We had no preferred stock outstanding at December 31, 2012 and 2011.

Euronext Listing

In October 2010, we listed our Common stock on the Professional Segment of NYSE Euronext in Paris (“Euronext”). On September 24, 2010, the French Autorité des Marchés Financiers approved the prospectus and correspondingly granted a visa number for admission of our Common stock to listing and trading on Euronext. Our shares began trading on Euronext on October 21, 2010 under the symbol “WSO” and are denominated in Euros on the Paris venue. The cross listing does not alter our share count, capital structure or current stock-listings and is intended to promote additional liquidity for investors as well as provide greater access to our shares in Euro-zone markets and currencies.

Stock Repurchase Plan

In September 1999, our Board of Directors authorized the repurchase, at management’s discretion, of up to 7,500,000 shares of common stock in the open market or via private transactions. Shares repurchased under the program are accounted for using the cost method and result in a reduction of shareholders’ equity. No shares were repurchased during 2012, 2011 or 2010. In aggregate, 6,322,650 shares of Common stock and 48,263 shares of Class B common stock have been repurchased at a cost of $114,425 since the inception of the program. At December 31, 2012, there are up to 1,129,087 shares authorized for repurchase remaining under the program.